Benefit Plans 2 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 5,015.4	$ 4,695.9	$ 5,174.1
Year End Allocation
Total	100.00%	100.00%
Pension Plan [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments	8.70%	8.70%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 435.1	$ 410.7	455.9
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments	12.70%	12.60%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 637.0	$ 593.3	651.7
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments	12.60%	12.40%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 630.5	$ 583.8	636.7
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments	10.00%	9.90%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 499.1	$ 466.1	509.1
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments	5.50%	5.60%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 276.2	$ 261.2	287.8
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments	5.90%	6.00%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 296.9	$ 281.0	311.7
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 1,781.8	$ 1,534.2	1,732.5
Year End Allocation
Total	100.00%	100.00%
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments	8.30%	8.50%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 148.1	$ 129.9	147.3
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments	15.20%	15.50%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 271.0	$ 238.4	273.4
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments	12.10%	12.20%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 216.3	$ 187.3	211.1
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments	11.10%	11.40%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 197.1	$ 175.4	198.5
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments	5.50%	5.50%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 98.0	$ 84.3	95.5
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments	6.60%	6.40%
Pension and Other Postretirement Plans' Assets
Asset Class	$ 117.2	$ 98.5	$ 110.4
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,337.3	1,127.5
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	449.3	393.4
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	991.1	661.2
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	649.1	515.6
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,687.0	2,907.2
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	683.4	625.2
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 1,544.2	$ 1,049.8
Year End Allocation
Total	30.80%	22.40%
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 824.5	$ 649.7
Year End Allocation
Total	46.30%	42.30%
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 547.3	$ 370.1
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	260.8	226.2
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	996.9	661.4
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	563.7	419.2
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	18.3
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	4.3
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 387.8	$ 277.3
Year End Allocation
Total	7.80%	5.90%
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 312.2	$ 233.3
Year End Allocation
Total	17.50%	15.20%
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	387.8	277.3
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	312.2	233.3
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 609.1	$ 384.1
Year End Allocation
Total	12.10%	8.20%
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 251.5	$ 185.9
Year End Allocation
Total	14.10%	12.10%
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	609.1	384.1
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	251.5	185.9
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Options [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 18.3
Year End Allocation
Total		0.40%
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4.3
Year End Allocation
Total		0.30%
Options [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 0.0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Options [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Options [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		18.3
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		4.3
Options [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Common Collective Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 547.3	$ 370.1
Year End Allocation
Total	10.90%	7.90%
Common Collective Trusts [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 260.8	$ 226.2
Year End Allocation
Total	14.70%	14.70%
Common Collective Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 547.3	$ 370.1
Common Collective Trusts [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	260.8	226.2
Common Collective Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trusts [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 2,656.8	$ 2,852.8
Year End Allocation
Total	53.00%	60.70%
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 707.9	$ 622.7
Year End Allocation
Total	39.70%	40.60%
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	177.6	163.6
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5.8)	0.2
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58.7	42.0
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,662.6	2,852.6
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	471.6	417.1
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 177.6	$ 163.6
Year End Allocation
Total	10.00%	10.70%
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 177.6	$ 163.6
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 1,242.8	$ 1,512.7
Year End Allocation
Total	24.80%	32.20%
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 214.3	$ 181.7
Year End Allocation
Total	12.00%	11.80%
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5.8)	0.2
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(0.1)	0.2
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,248.6	1,512.5
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	214.4	181.5
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 1,143.7	$ 1,082.9
Year End Allocation
Total	22.80%	23.00%
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 206.7	$ 188.6
Year End Allocation
Total	11.60%	12.30%
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,143.7	1,082.9
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	206.7	188.6
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 211.6	$ 221.6
Year End Allocation
Total	4.20%	4.70%
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 35.5	$ 35.0
Year End Allocation
Total	2.00%	2.30%
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	211.6	221.6
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35.5	35.0
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 55.1	$ 28.2
Year End Allocation
Total	1.10%	0.60%
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 73.6	$ 53.6
Year End Allocation
Total	4.10%	3.50%
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58.8	41.8
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	55.1	28.2
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14.8	11.8
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 3.6	$ 7.4
Year End Allocation
Total	0.10%	0.20%
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.2	$ 0.2
Year End Allocation
Total	0.00%	0.00%
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3.6	7.4
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.2	0.2
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 85.8	$ 72.2
Year End Allocation
Total	1.70%	1.50%
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 85.8	$ 72.2
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 239.4	$ 220.4
Year End Allocation
Total	4.80%	4.70%
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 239.4	$ 220.4
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 448.3	$ 444.6
Year End Allocation
Total	8.90%	9.50%
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 448.3	$ 444.6
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 211.8	$ 203.8
Year End Allocation
Total	11.90%	13.30%
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	211.8	203.8
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 60.2	$ 49.4
Year End Allocation
Total	3.40%	3.20%
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	60.2	49.4
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 151.6	$ 154.4
Year End Allocation
Total	8.50%	10.10%
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	151.6	154.4
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 61.6	$ 47.8
Year End Allocation
Total	1.20%	1.00%
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 33.4	$ 59.2
Year End Allocation
Total	1.90%	3.90%
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 37.2	$ 11.9
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6.7	4.8
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	(0.4)
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26.7	54.4
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24.4	36.3
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ (20.7)	$ 8.3
Year End Allocation
Total	(0.40%)	0.20%
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 4.2	$ (1.2)
Year End Allocation
Total	0.20%	(0.10%)
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ (20.7)	$ 8.3
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4.2	(1.2)
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	$ 0.0	$ 0.0